Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Deferred Shares [Member]		Ordinary Shares [Member]		Treasury Stock [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2008	$ 9,373			$ 559		$ (27)		$ 36,681	$ (27,840)
Balance, shares at Dec. 31, 2008		17,030	[1],[2]	2,604,428	[1],[2]	2,125	[1],[2]
Changes during year
Stock compensation expense	139							139
Net loss for the year	(6,450)								(6,450)
Balance at Dec. 31, 2009	3,062			559		(27)		36,820	(34,290)
Balance, shares at Dec. 31, 2009		17,030	[1],[2]	2,604,428	[1],[2]	2,125	[1],[2]
Changes during year
Issuance of shares to a principle shareholder (Note 9)	3,038			280				2,758
Issuance of shares to a principle shareholder (Note 9), shares				1,302,613	[1],[2]
Stock compensation expense	12							12
Exercise of options	305			15				290
Exercise of options, shares				66,498	[1],[2]
Net loss for the year	(3,486)								(3,486)
Balance at Dec. 31, 2010	2,931			854		(27)		39,880	(37,776)
Balance, shares at Dec. 31, 2010		17,030	[1],[2]	3,973,539	[1],[2]	2,125	[1],[2]
Changes during year
Issuance of shares to a principle shareholder (Note 9)	5,423			269				5,154
Issuance of shares to a principle shareholder (Note 9), shares				1,222,667	[1],[2]
Stock compensation expense	502							502
Exercise of options	36			3				33
Exercise of options, shares				12,916	[1],[2]
Net loss for the year	(3,857)								(3,857)
Balance at Dec. 31, 2011	$ 5,035			$ 1,126		$ (27)		$ 45,569	$ (41,633)
Balance, shares at Dec. 31, 2011		17,030	[1],[2]	5,209,122	[1],[2]	2,125	[1],[2]

[1]	Ordinary Shares - NIS 0.8 par value Authorized shares: 10,000,000 Ordinary Shares as of December 31, 2011 and 2010; issued and outstanding Ordinary Shares 5,211,247 as of December 31, 2011 and 3,975,664 as of December 31, 2010 (including 2,125 of which are held by a subsidiary) and 5,209,122 issued and outstanding as of December 31, 2011 and 3,973,539 as of December 31, 2010 (not including 2,125 held by a subsidiary). Deferred Shares - NIS 0.1 par value Authorized shares include 20,230 Deferred Shares, of which 17,030 are issued and outstanding as of December 31, 2011 and 2010.
[2]	During 2009 the Company performed reverse split (See Note 6A1).